Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

James J. O’Connor (215) 564-8139 JO’Connor@Stradley.com

November 6, 2009

VIA EDGAR TRANSMISSION Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Attn: Mary Cole

Re: EGA Emerging Global Shares Trust File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

     Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 1 under the 1933 Act and Amendment No. 3 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”). The Registrant is filing this Amendment for the purposes of: (i) adding seven new series of shares to the Trust, designated as the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and Emerging Global Shares INDXX Growing Asia Large Cap Index Fund (the “Funds”); and (ii) conforming to the requirements of the new Form N-1A, which became effective on March 31, 2009.

     Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

     As noted on the facing sheet, the Amendment relates only to the Funds, and the Amendment does not affect the prospectus and statement of additional information of the Trust’s other series.

     If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ James J. O’Connor James J. O’Connor

cc:	Robert C. Holderith Michael D. Mabry

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